UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

Megan Hadley Koehler
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

            The schedule of Investments is included herewith.

The ISI Strategy Fund, Inc.
Portfolio of Investments
January 31, 2015 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 90.14%
Consumer Discretionary - 11.72%
Auto Components - 0.59%
Gentex Corp.	11,520	$192,269
Gentherm, Inc.*	1,000	36,780
Lear Corp.	3,250	326,137
		555,186
Automobiles - 0.30%
Ford Motor Co.	17,115	251,762
General Motors Co.	765	24,954
		276,716
Distributors - 0.12%
Genuine Parts Co.	1,157	107,532

Diversified Consumer Services - 0.39%
Apollo Education Group, Inc.*	7,540	190,460
DeVry Education Group, Inc.	2,830	120,020
Service Corp. International	2,490	56,349
		366,829
Hotels, Restaurants & Leisure - 1.98%
Brinker International, Inc.	900	52,587
Choice Hotels International, Inc.	1,000	57,450
Darden Restaurants, Inc.	1,130	69,359
Denny's Corp.*	4,730	51,462
Domino's Pizza, Inc.	1,690	167,395
Dunkin' Brands Group, Inc.	2,480	117,329
Hyatt Hotels Corp. - Class A*	2,905	163,435
Jack in the Box, Inc.	1,010	85,638
Marriott International, Inc. - Class A	2,606	194,147
McDonald's Corp.	3,072	283,977
MGM Resorts International*	2,878	56,063
Six Flags Entertainment Corp.	3,900	167,544
Wyndham Worldwide Corp.	3,355	281,115
Yum! Brands, Inc.	1,440	104,083
		1,851,584
Household Durables - 0.52%
Jarden Corp.*	6,052	290,617

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Consumer Discretionary - 11.72% (continued)
Household Durables - 0.52% (continued)
Newell Rubbermaid, Inc.	5,265	$194,121
		484,738
Internet & Catalog Retail - 1.05%
Expedia, Inc.	469	40,301
Liberty Interactive Corp. - Class A*	12,115	331,466
Liberty Ventures - Series A*	1,722	64,317
Netflix, Inc.*	1,000	441,800
Nutrisystem, Inc.	2,000	35,640
Orbitz Worldwide, Inc.*	7,670	70,794
		984,318
Leisure Products - 0.09%
Mattel, Inc.	3,216	86,510

Media - 3.83%
Cablevision Systems Corp. - New York Group - Class A	17,608	333,143
Comcast Corp. - Class A	7,400	393,273
DIRECTV*	7,855	669,875
Interpublic Group of Cos, Inc. (The)	7,100	141,574
John Wiley & Sons, Inc. - Class A	2,575	159,547
Lamar Advertising Co. - Class A	3,460	193,829
Omnicom Group, Inc.	2,210	160,888
Scholastic Corp.	850	31,263
Thomson Reuters Corp.	5,140	197,376
Time Warner Cable, Inc.	3,730	507,765
Time Warner, Inc.	2,655	206,904
Time, Inc.	331	8,288
Viacom, Inc. - Class B	1,230	79,237
Walt Disney Co. (The)	5,378	489,183
		3,572,145
Multi-Line Retail - 0.63%
Kohl's Corp.	3,950	235,894
Nordstrom, Inc.	2,415	184,023
Target Corp.	2,266	166,800
		586,717
Specialty Retail - 1.78%
AutoNation, Inc.*	1,000	59,620
AutoZone, Inc.*	230	137,301
GameStop Corp. - Class A	1,490	52,523
Gap, Inc. (The)	2,439	100,462
Home Depot, Inc. (The)	3,437	358,892

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Consumer Discretionary - 11.72% (continued)
Specialty Retail - 1.78% (continued)
L Brands, Inc.	771	$65,250
Lowe's Cos., Inc.	4,525	306,614
Staples, Inc.	25,490	434,604
Systemax, Inc.*	1,031	13,475
TJX Cos, Inc. (The)	1,240	81,766
Zumiez, Inc.*	1,370	51,087
		1,661,594
Textiles, Apparel & Luxury Goods - 0.44%
NIKE, Inc. - Class B	2,205	203,411
Skechers U.S.A. Inc - Class A*	1,000	60,350
Under Armour, Inc. - Class A*	2,007	144,665
		408,426

Consumer Staples - 9.04%
Beverages - 1.56%
Coca-Cola Bottling Co.	580	56,573
Coca-Cola Co. (The)	13,860	570,616
Coca-Cola Enterprises, Inc.	5,555	233,866
Dr Pepper Snapple Group, Inc.	3,743	289,222
PepsiCo, Inc.	3,309	310,318
		1,460,595
Food & Staples Retailing - 3.27%
CVS Health Corp.	7,345	720,985
Kroger Co. (The)	9,200	635,260
Rite Aid Corp.*	5,080	35,458
Sysco Corp.	3,601	141,051
Walgreens Boots Alliance, Inc.	4,460	328,925
Wal-Mart Stores, Inc.	14,047	1,193,714
		3,055,393
Food Products - 1.83%
Bunge Ltd.	4,770	427,057
Campbell Soup Co.	1,420	64,951
ConAgra Foods, Inc.	450	15,944
General Mills, Inc.	3,091	162,216
Kraft Foods Group, Inc.	2,196	143,487
McCormick & Co., Inc. - Non-Voting Shares	1,118	79,814
Mondelez International, Inc. - Class A	11,775	414,951
Pinnacle Foods, Inc.	1,490	53,595
Sanderson Farms, Inc.	1,320	105,547
TreeHouse Foods, Inc.*	1,390	126,073

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Consumer Staples - 9.04% (continued)
Food Products - 1.83% (continued)
Tyson Foods, Inc. - Class A	2,970	$115,949
		1,709,584
Household Products - 0.98%
Colgate-Palmolive Co.	105	7,090
Kimberly-Clark Corp.	250	26,990
Procter & Gamble Co. (The)	10,418	878,133
		912,213
Personal Products - 0.13%
Avon Products, Inc.	11,250	87,075
Revlon, Inc. - Class A*	930	30,448
		117,523
Tobacco - 1.27%
Altria Group, Inc.	9,760	518,257
Philip Morris International, Inc.	4,192	336,366
Reynolds American, Inc.	4,811	326,907
		1,181,530

Energy - 5.32%
Energy Equipment & Services - 0.69%
Halliburton Co.	4,440	177,556
Matrix Service Co.*	1,850	35,520
RPC, Inc.	7,200	89,784
Schlumberger Ltd.	4,102	337,963
		640,823
Oil, Gas & Consumable Fuels - 4.63%
Anadarko Petroleum Corp.	586	47,906
California Resources Corp.	1,320	6,758
Cheniere Energy, Inc.*	1,090	77,804
Chevron Corp.	6,871	704,484
ConocoPhillips	6,370	401,183
Exxon Mobil Corp.	17,923	1,566,828
Green Plains, Inc.	1,010	23,644
Hess Corp.	590	39,819
Kinder Morgan, Inc.	9,715	398,782
Marathon Petroleum Corp.	2,945	272,678
Occidental Petroleum Corp.	3,300	264,000
PBF Energy, Inc. - Class A	1,300	36,530
Phillips 66	3,910	274,951
Pioneer Natural Resources Co.	1,000	150,530
Spectra Energy Corp.	1,000	33,440

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Energy - 5.32% (continued)
Oil, Gas & Consumable Fuels - 4.63% (continued)
Westmoreland Coal Co.*	1,000	$26,080
		4,325,417

Financials - 16.78%
Banks - 3.39%
Bank of America Corp.	25,511	386,492
BB&T Corp.	6,065	214,034
Citigroup, Inc.	2,165	101,647
ConnectOne Bancorp, Inc.	2,080	38,272
Cullen/Frost Bankers, Inc.	2,588	161,232
CVB Financial Corp.	3,350	48,944
Enterprise Financial Services Corp.	1,010	19,301
Fifth Third Bancorp	4,255	73,612
JPMorgan Chase & Co.	8,276	450,048
MB Financial, Inc.	2,160	61,366
Pinnacle Financial Partners, Inc.	1,760	63,254
PNC Financial Services Group, Inc. (The)	1,200	101,448
TCF Financial Corp.	1,969	28,944
United Community Banks, Inc.	3,040	53,230
US Bancorp	5,760	241,402
Washington Trust Bancorp, Inc.	700	25,634
Webster Financial Corp.	2,460	75,104
Wells Fargo & Co.	18,668	969,242
Wilshire Bancorp, Inc.	5,447	49,568
		3,162,774
Capital Markets - 1.83%
Ameriprise Financial, Inc.	1,830	228,640
Bank of New York Mellon Corp. (The)	7,535	271,259
Charles Schwab Corp. (The)	2,325	60,404
E*TRADE Financial Corp.*	1,420	32,731
Franklin Resources, Inc.	1,000	51,530
Goldman Sachs Group, Inc. (The)	1,000	172,410
Greenhill & Co. Inc	1,970	72,654
Investment Technology Group, Inc.*	2,130	44,198

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Financials - 16.78% (continued)
Capital Markets - 1.83% (continued)
Legg Mason, Inc.	5,040	$279,417
Morgan Stanley	6,955	235,149
Pzena Investment Management, Inc. - Class A	1,794	14,585
Raymond James Financial, Inc.	1,620	85,244
State Street Corp.	2,305	164,831
		1,713,052
Consumer Finance - 0.87%
American Express Co.	4,955	399,819
Capital One Financial Corp.	1,700	124,457
Consumer Portfolio Services, Inc.*	1,760	9,856
Discover Financial Services	5,165	280,873
		815,005
Diversified Financial Services - 1.30%
Berkshire Hathaway, Inc. - Class B*	6,986	1,005,355
MSCI, Inc.	3,945	212,320
		1,217,675
Insurance - 4.11%
Aflac, Inc.	2,515	143,556
Allstate Corp. (The)	2,195	153,189
American International Group, Inc.	4,125	201,589
American National Insurance Co.	240	24,970
Aspen Insurance Holdings Ltd.	4,570	197,972
Assurant, Inc.	5,000	317,549
Assured Guaranty Ltd.	12,760	311,598
Chubb Corp. (The)	1,150	112,585
Cincinnati Financial Corp.	362	18,285
Erie Indemnity Co. - Class A	3,236	280,431
FBL Financial Group, Inc. - Class A	900	46,971
First American Financial Corp.	3,380	114,988
Hanover Insurance Group, Inc. (The)	1,220	84,180
Kemper Corp.	3,890	135,800
Loews Corp.	3,025	115,737
MBIA, Inc.*	8,580	68,812
Mercury General Corp.	999	57,093
Montpelier Re Holdings Ltd.	2,550	89,582

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Financials - 16.78% (continued)
Insurance - 4.11% (continued)
Old Republic International Corp.	18,170	$255,107
PartnerRe Ltd.	743	84,999
Platinum Underwriters Holdings Ltd.	1,430	105,577
Principal Financial Group, Inc.	5,195	243,801
Progressive Corp. (The)	3,910	101,465
RenaissanceRe Holdings Ltd.	2,895	276,849
RLI Corp.	2,040	95,696
Universal Insurance Holdings, Inc.	300	6,969
Unum Group	3,933	122,159
Validus Holdings Ltd.	1,730	68,595
		3,836,104
Real Estate Investment Trusts - 4.61%
AG Mortgage Investment Trust, Inc.	1,980	36,412
Agree Realty Corp.	1,040	36,026
Altisource Residential Corp.	1,750	31,518
American Capital Agency Corp.	19,350	416,993
American Capital Mortgage Investment Corp.	3,700	68,968
American Tower Corp.	1,640	158,998
Apollo Commercial Real Estate Finance, Inc. - REIT	3,240	53,557
Apollo Residential Mortgage, Inc.	2,240	35,056
Ashford Hospitality Prime, Inc. - REIT	1,000	17,160
Brixmor Property Group, Inc.	500	13,550
Capstead Mortgage Corp. - REIT	6,670	80,173
Chatham Lodging Trust	1,840	57,279
Chimera Investment Corp.	71,750	225,295
Cousins Properties, Inc. - REIT	1,000	11,040
Crown Castle International Corp.	1,000	86,510
CYS Investments, Inc. - REIT	11,210	99,096

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Financials - 16.78% (continued)
Real Estate Investment Trusts - 4.61% (continued)
Equity LifeStyle Properties, Inc.	1,801	$98,569
FelCor Lodging Trust, Inc.	1,806	18,078
General Growth Properties, Inc.	1,000	30,180
Getty Realty Corp. - REIT	2,340	43,360
Government Properties Income Trust	4,780	108,984
Health Care REIT, Inc.	100	8,195
Healthcare Trust of America, Inc. - Class A, REIT	2,055	60,540
Iron Mountain, Inc.	4,330	172,507
MFA Financial, Inc. - REIT	18,474	144,836
National Health Investors, Inc.	1,580	118,121
Parkway Properties, Inc.	1,000	18,300
Plum Creek Timber Co., Inc.	1,079	48,037
Potlatch Corp. - REIT	1,410	56,203
Public Storage	2,170	435,823
Sabra Health Care, Inc. - REIT	3,290	107,583
Simon Property Group, Inc.	2,000	397,320
Sovran Self Storage, Inc.	2,310	218,873
Strategic Hotels & Resorts, Inc.*	2,870	38,515
Two Harbors Investment Corp. - REIT	150	1,548
UDR, Inc.	6,100	202,886
Ventas, Inc.	681	54,351
Washington Real Estate Investment Trust	3,810	109,385
Weingarten Realty Investors	5,900	221,132
Weyerhaeuser Co.	4,648	166,631
		4,307,588
Real Estate Management & Development - 0.50%
CBRE Group, Inc. - Class A*	4,890	158,143
Jones Lang LaSalle, Inc.	2,070	304,455
		462,598

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Financials - 16.78% (continued)
Thrifts & Mortgage Finance - 0.17%
Capitol Federal Financial, Inc.	7,400	$92,204
Radian Group, Inc.	3,990	62,882
		155,086

Health Care - 15.04%
Biotechnology - 3.20%
Alnylam Pharmaceuticals, Inc.*	1,460	136,992
Amgen, Inc.	3,473	528,799
Biogen Idec, Inc.*	1,000	389,160
Celgene Corp.*	2,040	243,086
Celldex Therapeutics, Inc.*	1,570	33,629
Chimerix, Inc.*	100	4,011
Dyax Corp.*	1,000	15,110
Gilead Sciences, Inc.*	7,385	774,170
Pharmacyclics, Inc.*	3,270	551,813
Portola Pharmaceuticals, Inc.*	1,240	35,253
United Therapeutics Corp.*	400	56,452
Vertex Pharmaceuticals, Inc.*	2,000	220,280
		2,988,755
Health Care Equipment & Supplies - 2.10%
Abbott Laboratories	8,881	397,514
Anika Therapeutics, Inc.*	1,010	39,572
Baxter International, Inc.	422	29,671
Boston Scientific Corp.*	33,795	500,504
DexCom, Inc.*	579	34,613
Halyard Health, Inc.*	31	1,382
Hologic, Inc.*	18,365	557,652
Masimo Corp.*	3,010	76,815
Medtronic PLC	2,555	182,427
STERIS Corp.	1,388	90,525
West Pharmaceutical Services, Inc.	1,010	49,803
		1,960,478
Health Care Providers & Services - 4.11%
AmerisourceBergen Corp.	2,535	240,952
Anthem, Inc.	2,011	271,405
Cigna Corp.	2,910	310,875
DaVita HealthCare Partners, Inc.*	3,200	240,192

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Health Care - 15.04% (continued)
Health Care Providers & Services - 4.11% (continued)
Express Scripts Holding Co.*	8,411	$678,851
HCA Holdings, Inc.*	5,615	397,541
Health Net, Inc.*	1,440	78,005
HealthSouth Corp.	2,260	99,666
Humana, Inc.	1,840	269,450
Laboratory Corp. of America Holdings*	1,605	184,222
LifePoint Hospitals, Inc.*	1,610	105,036
Magellan Health Services, Inc.*	1,780	107,014
McKesson Corp.	1,040	221,156
PharMerica Corp.*	1,480	34,055
Quest Diagnostics, Inc.	2,815	200,062
Select Medical Holdings Corp.	9,140	123,573
Team Health Holdings, Inc.*	2,080	107,536
UnitedHealth Group, Inc.	1,600	170,000
		3,839,591
Health Care Technology - 0.01%
Omnicell, Inc.*	270	8,594

Life Science Tools & Services - 0.37%
Illumina, Inc.*	1,000	195,190
Thermo Fisher Scientific, Inc.	1,220	152,756
		347,946
Pharmaceuticals - 5.25%
AbbVie, Inc.	4,431	267,411
Bristol-Myers Squibb Co.	6,018	362,705
Eli Lilly & Co.	2,190	157,680
Endo International PLC*	3,040	242,014
Hospira, Inc.*	2,960	187,753
Johnson & Johnson	9,790	980,371
Lannett Co. Inc*	2,480	117,626
Merck & Co., Inc.	13,787	831,080
Mylan, Inc.*	5,515	293,122
Pfizer, Inc.	46,635	1,457,345
		4,897,107

Industrials - 8.57%
Aerospace & Defense - 2.85%
Boeing Co. (The)	1,120	162,814
Curtiss-Wright Corp.	1,736	115,496
Exelis, Inc.	4,570	78,193
General Dynamics Corp.	2,770	368,991

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Industrials - 8.57% (continued)
Aerospace & Defense - 2.85% (continued)
Honeywell International, Inc.	3,025	$295,724
Huntington Ingalls Industries, Inc.	598	69,727
Lockheed Martin Corp.	3,542	667,206
Northrop Grumman Corp.	1,000	156,950
Precision Castparts Corp.	1,000	200,100
Raytheon Co.	1,422	142,271
Spirit AeroSystems Holdings, Inc. - Class A*	2,125	95,710
United Technologies Corp.	2,679	307,496
Vectrus, Inc.*	253	7,044
		2,667,722
Air Freight & Logistics - 0.75%
FedEx Corp.	1,050	177,566
United Parcel Service, Inc. - Class B	5,270	520,886
		698,452
Airlines - 0.21%
Alaska Air Group, Inc.	800	54,296
Spirit Airlines, Inc.*	1,000	74,140
United Continental Holdings, Inc.*	929	64,445
		192,881
Building Products - 0.15%
AO Smith Corp.	1,550	92,086
Griffon Corp.	1,470	21,594
Masco Corp.	1,000	24,840
		138,520
Commercial Services & Supplies - 0.97%
Brink's Co. (The)	1,780	39,890
Deluxe Corp.	1,000	64,930
Performant Financial Corp.*	3,140	15,574
Pitney Bowes, Inc.	8,107	194,405
Republic Services, Inc.	2,316	91,899
Rollins, Inc.	4,810	158,971
RR Donnelley & Sons Co.	5,489	90,404
United Stationers, Inc.	1,950	78,605
Waste Management, Inc.	3,325	171,005
		905,683

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Industrials - 8.57% (continued)
Construction & Engineering - 0.01%
AECOM Technology Corp.*	304	$7,728

Electrical Equipment - 0.31%
Babcock & Wilcox Co. (The)	2,470	67,258
Emerson Electric Co.	3,965	225,767
		293,025
Industrial Conglomerates - 1.04%
3M Co.	1,118	181,451
Danaher Corp.	2,835	233,547
General Electric Co.	23,155	553,174
		968,172
Machinery - 0.88%
Allison Transmission Holdings, Inc.	1,750	54,810
Blount International, Inc.*	2,750	42,625
Caterpillar, Inc.	1,734	138,668
Deere & Co.	1,172	99,843
Graco, Inc.	1,360	96,886
Hillenbrand, Inc.	2,200	69,102
ITT Corp.	3,395	121,575
Meritor, Inc.*	6,840	87,552
Mueller Industries, Inc.	580	18,206
Stanley Black & Decker, Inc.	1,000	93,650
		822,917
Professional Services - 0.29%
Dun & Bradstreet Corp. (The)	2,020	232,522
Verisk Analytics, Inc. - Class A*	560	36,036
		268,558
Road & Rail - 0.62%
Landstar System, Inc.	2,000	128,160
Union Pacific Corp.	3,838	449,852
		578,012
Trading Companies & Distributors - 0.17%
GATX Corp.	1,400	80,010
United Rentals, Inc.*	1,000	82,850
		162,860
Transportation Infrastructure - 0.32%
Macquarie Infrastructure Co., LLC	4,130	295,130

Information Technology - 16.86%
Communications Equipment - 1.03%
Black Box Corp.	1,010	21,220
Brocade Communications Systems, Inc.	5,120	56,934
CalAmp Corp.*	2,500	44,775

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Information Technology - 16.86% (continued)
Communications Equipment - 1.03% (continued)
Cisco Systems, Inc.	13,730	$361,992
CommScope Holding Co., Inc*	795	22,343
Comtech Telecommunica-tions Corp.	810	26,762
Harris Corp.	1,010	67,801
Juniper Networks, Inc.	3,580	81,373
Motorola Solutions, Inc.	1,700	106,098
NETGEAR, Inc.*	570	19,249
Polycom, Inc.*	4,420	58,786
QUALCOMM, Inc.	1,495	93,378
		960,711
Electronic Equipment, Instruments & Components - 0.62%
Corning, Inc.	4,954	117,757
CTS Corp.	1,403	22,448
Ingram Micro, Inc. - Class A*	3,570	89,893
Insight Enterprises, Inc.*	2,030	48,050
Itron, Inc.*	490	18,233
Jabil Circuit, Inc.	2,160	44,518
Plexus Corp.*	850	32,207
ScanSource, Inc.*	1,334	45,996
Tech Data Corp.*	2,179	124,420
Vishay Intertechnology, Inc.	2,800	38,136
		581,658
Internet Software & Services - 1.68%
EarthLink Holdings Corp.	5,930	25,025
eBay, Inc.*	2,370	125,610
Facebook, Inc. - Class A*	4,220	320,340
Google, Inc. - Class C*	1,986	1,061,557
VeriSign, Inc.*	650	35,412
		1,567,944
IT Services - 4.29%
Automatic Data Processing, Inc.	1,000	82,530
Booz Allen Hamilton Holding Corp.	10,430	303,617
CACI International, Inc. - Class A*	840	71,056
Computer Sciences Corp.	3,265	198,120
Convergys Corp.	3,340	63,994
DST Systems, Inc.	740	71,558

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Information Technology - 16.86% (continued)
IT Services - 4.29% (continued)
Fidelity National Information Services, Inc.	1,790	$111,750
Fiserv, Inc.*	2,200	159,566
Global Payments, Inc.	4,307	376,044
iGATE Corp.*	1,280	45,312
International Business Machines Corp.	4,792	734,661
MasterCard, Inc. - Class A	1,960	160,779
MoneyGram International, Inc.*	4,040	34,421
Paychex, Inc.	1,000	45,260
Teradata Corp.*	1,569	69,915
Vantiv, Inc. - Class A*	11,280	387,919
Visa, Inc. - Class A	1,710	435,895
Western Union Co. (The)	13,464	228,888
Xerox Corp.	31,265	411,760
		3,993,045
Semiconductors & Semiconductor Equipment - 1.90%
Amkor Technology, Inc.*	1,080	6,858
Atmel Corp.	2,550	21,242
Broadcom Corp. - Class A	8,050	341,602
Diodes, Inc.*	2,280	60,260
Intel Corp.	10,249	338,627
Lam Research Corp.	4,200	321,048
Micron Technology, Inc.*	1,480	43,312
ON Semiconductor Corp.*	15,535	155,505
PMC-Sierra, Inc.*	10,760	95,118
Skyworks Solutions, Inc.	1,690	140,355
SunEdison, Inc.*	1,000	18,730
Texas Instruments, Inc.	4,250	227,163
		1,769,820
Software - 3.09%
Activision Blizzard, Inc.	5,300	110,744
Aspen Technology, Inc.*	1,000	35,345
CA, Inc.	3,489	105,717
Citrix Systems, Inc.*	2,960	175,410
Intuit, Inc.	2,055	178,415
Manhattan Associates, Inc.*	3,910	174,542
Microsoft Corp.	25,497	1,030,078
Oracle Corp.	17,579	736,384

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Information Technology - 16.86% (continued)
Software - 3.09% (continued)
Pegasystems, Inc.	1,360	$26,615
Rovi Corp.*	1,000	23,110
Solera Holdings, Inc.	2,751	141,952
Symantec Corp.	5,945	147,258
		2,885,570
Technology Hardware, Storage & Peripherals - 4.25%
Apple, Inc.	25,648	3,004,920
Diebold, Inc.	3,730	116,376
EMC Corp.	2,010	52,119
Hewlett-Packard Co.	16,840	608,429
Lexmark International, Inc. - Class A	1,350	53,879
Western Digital Corp.	1,400	136,122
		3,971,845

Materials - 1.95%
Chemicals - 1.33%
Ashland, Inc.	1,150	136,298
Cytec Industries, Inc.	2,728	130,917
Dow Chemical Co. (The)	5,544	250,366
EI du Pont de Nemours & Co.	2,645	188,350
Mosaic Co. (The)	4,865	236,877
RPM International, Inc.	3,923	187,755
W.R. Grace & Co.*	1,281	111,037
		1,241,600
Construction Materials - 0.08%
Vulcan Materials Co.	1,070	75,446

Containers & Packaging - 0.40%
Ball Corp.	1,888	119,567
Berry Plastics Group, Inc.*	2,040	68,993
Crown Holdings, Inc.*	1,285	56,938
Sealed Air Corp.	3,165	128,183
		373,681
Metals & Mining - 0.14%
Compass Minerals International, Inc.	1,375	120,175
TimkenSteel Corp.	500	13,500
		133,675

Telecommunication Services - 2.44%
Diversified Telecommunication Services - 2.44%
AT&T, Inc.	22,835	751,728
CenturyLink, Inc.	22,424	833,500
Cincinnati Bell, Inc.*	12,815	37,548

Security	Shares	Value
COMMON STOCKS - 90.14% (continued)
Telecommunication Services - 2.44% (continued)
Diversified Telecommunication Services - 2.44% (continued)
Verizon Communications, Inc.	14,370	$656,853
		2,279,629

Utilities - 2.42%
Electric Utilities - 0.97%
American Electric Power Co. Inc	730	45,851
Cleco Corp.	1,000	54,360
Duke Energy Corp.	2,520	219,593
Exelon Corp.	4,171	150,323
FirstEnergy Corp.	1,970	79,450
NextEra Energy, Inc.	1,100	120,164
Southern Co. (The)	1,765	89,521
UIL Holdings Corp.	1,000	46,000
Xcel Energy, Inc.	2,600	97,578
		902,840
Gas Utilities - 0.60%
AGL Resources, Inc.	1,000	56,380
Atmos Energy Corp.	4,920	279,997
ONE Gas, Inc.	425	18,781
Questar Corp.	6,679	173,320
UGI Corp.	780	28,852
		557,330
Independent Power and Renewable Energy Producers - 0.13%
AES Corp.	10,270	125,499

Multi-Utilities - 0.72%
Ameren Corp.	8,840	400,276
CenterPoint Energy, Inc.	3,380	78,044
Dominion Resources, Inc.	2,080	159,931
Wisconsin Energy Corp.	620	34,577
		672,828

Total COMMON STOCKS
(Cost $62,444,112)		$84,150,507

	Interest	Maturity	Principal
Security	Rate	Date	Amount	Value
U.S. TREASURY OBLIGATIONS - 8.19%
U.S. Treasury Notes	1.000%	03/31/17	$1,000,000	$1,010,156
U.S. Treasury Notes	2.000%	01/31/16	1,000,000	1,017,812
U.S. Treasury Bonds	1.750%	05/15/22	2,350,000	2,392,777
U.S. Treasury Bonds	2.625%	08/15/20	1,600,000	1,713,875
U.S. Treasury Bonds	8.125%	08/15/19	1,150,000	1,508,836

Total U.S. Treasury Obligations (Cost $7,465,099)				$7,643,456

U.S. TREASURY BILLS - 1.33%
U.S. Treasury Bills[1]	0.021%	04/02/2015	$690,000	$689,995
U.S. Treasury Bills[1]	0.035%	04/09/2015	555,000	554,997

Total U.S. Treasury Bills (Cost $1,244,940)				$1,244,992

Total Investments - 99.66% (Cost $71,154,151)**				$93,038,955
Other Assets In Excess Of Liabilities - 0.34%				319,698
Net Assets - 100.00%				$93,358,653

*	Non-Income Producing Security.
[1]	Interest rate presented is effective yield to maturity.
**	Cost for Federal income tax purposes is $71,233,392 and net unrealized appreciation on a tax basis consists of:

ISI Strategy Fund
Gross Unrealized Appreciation	$23,303,327
Gross Unrealized Depreciation	(1,497,764)
Net Unrealized Appreciation	$21,805,563

See Notes to Financial Statements

The ISI Strategy Fund, Inc.
Notes to Schedule of Investments
January 31, 2015 (Unaudited)

1. Valuation of Securities
The ISI Strategy Fund, Inc.’s exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each Fund business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Short term instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds’ Boards of Directors (the “Board”). The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Funds).

If a fair value is required, the investment advisor, or the sub-advisor in the case of Strategy, determines the value of the security until the Board meets to establish the fair value of the security.

As of January 31, 2015, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$84,150,507	$–	$–	$84,150,507
U.S. Treasury Obligations	–	7,643,456	–	7,643,456
U.S. Treasury Bills	–	1,244,992	–	1,244,992
Total	$84,150,507	$8,888,448	$–	$93,038,955

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of January 31, 2015, based on the valuation input Levels on October 31, 2014 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ISI Strategy Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	March 30, 2015

By (Signature and Title)		/s/ Anthony Rose
Anthony Rose, Treasurer (Principal Financial Officer)

Date	March 30, 2015